Organization and Nature of Operations	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Nature of Operations

NOTE 1 - ORGANIZATION AND NATURE OF OPERATIONS

OncBioMune Pharmaceuticals, Inc. (formerly Quint Media Inc.) (the “Company,” “we,” “us” or “our”) was incorporated under the laws of the State of Nevada on March 18, 2005, as PediatRx, Inc. From July 23, 2010 until early fiscal year 2014, the Company engaged in the pharmaceutical business. During the fiscal year ended February 28, 2014, the Company decided to divest itself of the balance of its pharmaceutical assets and engage in the digital media business, which encompasses social discovery aspects of the internet, primarily through an engagement website with mobile and tablet applications.

On June 22, 2015 and amended and effective on September 2, 2015, the Company entered into a share exchange agreement (the “Exchange Agreement”) with OncBioMune, Inc. (“ONC”) and the shareholders of ONC. Pursuant to the Exchange Agreement, the Company acquired 100% of ONC’s issued and outstanding common stock from the ONC shareholders in exchange for the issuance of 47,000,000 shares of the Company’s common stock, representing 91.3% of the outstanding common stock, and 1,000,000 shares of the Company’s Series A Preferred Stock, representing 100% of the outstanding Series A Preferred Stock, (the “Exchange”), after giving effect to a 1-for-139.2328 reverse stock split (the “Reverse Stock Split”) which resulted in 4,493,390 common shares outstanding prior to the Exchange. Accordingly, the ONC shareholders became shareholders of the Company and ONC became a subsidiary of the Company. The Exchange has been accounted for as a reverse-merger and recapitalization since the stockholders of ONC obtained voting and management control of the Company. ONC is the acquirer for financial reporting purposes and the Company is acquired company. Consequently, the assets and liabilities and the operations reflected in the historical financial statements prior to the Exchange are those of ONC and was recorded at the historical cost basis of ONC, and the consolidated financial statements after completion of the Share Exchange included the assets and liabilities of both the Company and ONC and the Company’s consolidated operations from the closing date of the Share Exchange. All share and per share data in the accompanying consolidated financial statements have been retroactively restated to reflect the effect of the Reverse Stock Split and recapitalization.

ONC was formed under the laws of the State of Louisiana in March 2005 as a limited liability company. On June 3, 2015 ONC converted from a Louisiana limited liability company to a Louisiana corporation. ONC is a biotechnology company specializing in innovative cancer treatment therapies. ONC has proprietary rights to a breast and prostate patent vaccine, as well as a process for the growth of cancer tumors. ONC’s mission is to improve the overall patient condition through innovative bio immunotherapy with proven treatment protocols, to lower deaths associated with cancer and reduce the cost of cancer treatment. ONC’s technology is safe, and utilizes clinically research proven methods of treatment to provide optimal success of patient recovery.

On August 12, 2015, the Company filed amended and restated Articles of Incorporation with the Nevada Secretary of State which:

a.	changed the Company’s name to OncBioMune Pharmaceuticals, Inc.;

b.	amended the authorized shares of the Company to 520,000,000, of which 500,000,000 shares are common stock, with a par value of $0.0001 per share (“Common Stock”), and 20,000,000 shares are preferred stock, with a par value of $0.0001 per share (“Preferred Stock”); and

c.	effected the Reverse Stock Split, which became effective on August 27, 2015.

On August 20, 2015, the Company filed the Certificate of Designation with the Nevada Secretary of State, designating 1,000,000 shares of the authorized 20,000,000 Preferred Stock as Series A Preferred Stock (“Series A Preferred Stock”). Each holder of Series A Preferred Stock is entitled to 500 votes for each share of Series A Preferred Stock held as of the applicable date on any matter that is submitted to a vote or for the consent of the stockholders of the Company. The holders of Series A Preferred Stock shall have no special voting rights and their consent is not required (except to the extent they are entitled to vote with holders of Common Stock as set forth in the Certificate of Designation) for the taking of any corporate action.

Basis of presentation and principles of consolidation

The Company’s consolidated financial statements include the financial statements of its wholly owned subsidiary, ONC. All significant intercompany accounts and transactions have been eliminated in consolidation

Management acknowledges its responsibility for the preparation of the accompanying unaudited condensed consolidated financial statements which reflect all adjustments, consisting of normal recurring adjustments, considered necessary in its opinion for a fair statement of its financial position and the results of its operations for the periods presented. The accompanying unaudited condensed consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (the “U.S. GAAP”) for interim financial information and with the instructions Article 8-03 of Regulation S-X. Operating results for interim periods are not necessarily indicative of results that may be expected for the fiscal year as a whole. Certain information and note disclosure normally included in financial statements prepared in accordance with U.S. GAAP has been condensed or omitted from these statements pursuant to such accounting principles and, accordingly, they do not include all the information and notes necessary for comprehensive financial statements These unaudited condensed financial statements should be read in conjunction with the summary of significant accounting policies and notes to the financial statements for the years ended December 31, 2015 and 2014 of ONC which were included in the Company’s annual report on Form 10-K as filed with the Securities and Exchange Commission on April 13, 2016.

Going concern

These consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. As reflected in the accompanying unaudited condensed consolidated financial statements, the Company had a net loss of $1,024,408 and $120,534 for the six months ended June 30, 2016 and 2015, respectively. The net cash used in operations were $750,810 and $170,934 for six months ended June 30, 2016 and 2015, respectively. Additionally, the Company had an accumulated deficit of $2,153,627 and $1,129,219, at June 30, 2016 and December 31, 2015, and had no revenues for the six months ended June 30, 2016 and 2015. Effective September 2, 2015, the Company entered into the Exchange Agreement which changed the nature of its business and management. Management cannot provide assurance that the Company will ultimately achieve profitable operations or become cash flow positive, or raise additional debt and/or equity capital. Management believes that the Company’s capital resources are not currently adequate to continue operating and maintaining its business strategy for the fiscal year ending December 31, 2016. The Company will seek to raise capital through additional debt and/or equity financings to fund its operations in the future. Although the Company has historically raised capital from sales of equity and from the issuance of promissory notes, there is no assurance that it will be able to continue to do so. If the Company is unable to raise additional capital or secure additional lending in the near future, management expects that the Company will need to curtail or cease operations. These unaudited condensed consolidated financial statements do not include any adjustments related to the recoverability and classification of assets or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

NOTE 1 – ORGANIZATION AND BASIS OF PRESENTATION

Organization

OncBioMune Pharmaceuticals, Inc. (formerly Quint Media Inc.) (the “Company,” “we,” “us” or “our”) was incorporated under the laws of the State of Nevada on March 18, 2005, as PediatRx, Inc. From July 23, 2010 until early fiscal year 2014, the Company engaged in the pharmaceutical business. During the fiscal year ended February 28, 2014, the Company decided to divest itself of the balance of its pharmaceutical assets and engage in the digital media business, which encompasses social discovery aspects of the internet, primarily through an engagement website with mobile and tablet applications.

On June 22, 2015 and amended and effective on September 2, 2015, the Company entered into a share exchange agreement (the “Exchange Agreement”) with OncBioMune, Inc. (“ONC”) and the shareholders of ONC. Pursuant to the Exchange Agreement, the Company acquired 100% of ONC’s issued and outstanding common stock from the ONC shareholders in exchange for the issuance of 47,000,000 shares of the Company’s common stock, representing 91.3% of the outstanding common stock, and 1,000,000 shares of the Company’s Series A Preferred Stock, representing 100% of the outstanding series A Preferred Stock, (the “Exchange”), after giving effect to a 1-for-139.2328 reverse stock split (the “Reverse Stock Split”) which resulted in 4,493,390 common shares outstanding prior to the Exchange. Accordingly, the ONC shareholders became shareholders of the Company and ONC became a subsidiary of the Company. The Exchange has been accounted for as a reverse-merger and recapitalization since the stockholders of ONC obtained voting and management control of the Company. ONC is the acquirer for financial reporting purposes and the Company is acquired company. Consequently, the assets and liabilities and the operations reflected in the historical financial statements prior to the Exchange are those of ONC and was recorded at the historical cost basis of ONC, and the consolidated financial statements after completion of the Share Exchange included the assets and liabilities of both the Company and ONC and the Company’s consolidated operations from the closing date of the Share Exchange. All share and per share data in the accompanying consolidated financial statements have been retroactively restated to reflect the effect of the Reverse Stock Split and recapitalization.

ONC was formed under the laws of the State of Louisiana in March 2005 as a limited liability company. On June 3, 2015 ONC converted from a Louisiana limited liability company to a Louisiana corporation. ONC is a biotechnology company specializing in innovative cancer treatment therapies. ONC has proprietary rights to a breast and prostate patent vaccine, as well as a process for the growth of cancer tumors. ONC’s mission is to improve the overall patient condition through innovative bio immunotherapy with proven treatment protocols, to lower deaths associated with cancer and reduce the cost of cancer treatment. ONC’s technology is safe, and utilizes clinically research proven methods of treatment to provide optimal success of patient recovery.

On August 12, 2015, the Company filed amended and restated Articles of Incorporation with the Nevada Secretary of State which:

a.	changed the Company’s name to OncBioMune Pharmaceuticals, Inc.,

b.	amended the authorized shares of the Company to 520,000,000, of which 500,000,000 shares are common stock, with a par value of $0.0001 per share (“Common Stock”), and 20,000,000 shares are preferred stock, with a par value of $0.0001 per share (“Preferred Stock”), and

c.	effected the Reverse Stock Split, which became effective on August 27, 2015.

On August 20, 2015, the Company filed the Certificate of Designation with the Nevada Secretary of State, designating 1,000,000 shares of the authorized 20,000,000 Preferred Stock as Series A Preferred Stock (“Series A Preferred Stock”). Each holder of Series A Preferred Stock shall be entitled to 500 votes for each share of Series A Preferred Stock held as of the applicable date on any matter that is submitted to a vote or for the consent of the stockholders of the Company. The holders of Series A Preferred Stock shall have no special voting rights and their consent shall not be required (except to the extent they are entitled to vote with holders of Common Stock as set forth in the Certificate of Designation) for taking any corporate action.

Basis of presentation and principles of consolidation

The Company’s consolidated financial statements include the financial statements of its wholly-owned subsidiary, ONC. All significant intercompany accounts and transactions have been eliminated in consolidation

The accompanying consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (the “U.S. GAAP”).

Going concern

These consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. As reflected in the accompanying consolidated financial statements, the Company had a net loss of $990,396 and $453,879 for the year ended December 31, 2015 and 2014, respectively. The net cash used in operations were $851,841 and $418,212 for the year ended December 31, 2015 and 2014, respectively. Additionally, the Company had an accumulated deficit of $1,129,219 at December 31, 2015, and no revenue for the year ended December 31, 2015. Effective September 2, 2015, the Company entered into the Exchange Agreement which changed the nature of its business and management. Management cannot provide assurance that the Company will ultimately achieve profitable operations or become cash flow positive, or raise additional debt and/or equity capital. Management believes that the Company’s capital resources are not currently adequate to continue operating and maintaining its business strategy for the fiscal year ending December 31, 2015. The Company will seek to raise capital through additional debt and/or equity financings to fund its operations in the future. Although the Company has historically raised capital from sales of equity and from the issuance of promissory notes, there is no assurance that it will be able to continue to do so. If the Company is unable to raise additional capital or secure additional lending in the near future, management expects that the Company will need to curtail or cease operations. These consolidated financial statements do not include any adjustments related to the recoverability and classification of assets or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.